CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 62,382	$ 70,175
Available-for-sale securities	118,489	199,594
Trade accounts receivable	3,549	2,057
Due from related parties	17,519	45,659
Other receivables	11,370	10,441
Inventories	5,083	5,056
Prepaid expenses and accrued income	3,608	5,790
Investment in direct financing and sales-type leases, current portion	32,220	37,145
Assets Held-for-sale	24,097	0
Financial instruments (short-term): at fair value	110	0
Total current assets	278,427	375,917
Vessels and equipment, net	1,737,169	1,641,317
Newbuildings	33,447	40,149
Investment in direct financing and sales-type leases, long-term portion	523,815	474,298
Investment in associated companies	130	84,615
Loans to related parties - associated companies, long-term	330,087	387,712
Receivables from related parties - others, long-term	9,268	0
Other long-term assets	18,992	27,746
Financial instruments (long-term): at fair value	6,042	800
Total assets	2,937,377	3,032,554
Current liabilities
Short-term debt and current portion of long-term debt	174,900	208,031
Trade accounts payable	1,229	835
Due to related parties	850	416
Accrued expenses	13,800	12,646
Financial instruments (short-term): at fair value	39,309	0
Other current liabilities	8,882	17,037
Total current liabilities	238,970	238,965
Long-term liabilities
Long-term debt	1,377,974	1,426,174
Financial instruments (long-term): at fair value	61,456	113,642
Other long-term liabilities	124,882	11,963
Total liabilities	1,803,282	1,790,744
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 150,000,000 shares authorized; 101,504,575 shares issued and outstanding at December 31, 2016). ($1.00 par value; 125,000,000 shares authorized; 93,468,000 shares issued and outstanding at December 31, 2015).	1,015	93,468
Additional paid-in capital	282,502	285,859
Contributed surplus	680,703	588,133
Accumulated other comprehensive loss	(84,779)	(1,037)
Accumulated other comprehensive loss – associated companies	(976)	(2,126)
Retained earnings	255,630	277,513
Total stockholders' equity	1,134,095	1,241,810
Total liabilities and stockholders' equity	$ 2,937,377	$ 3,032,554